UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	02/28/18

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
February 28, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4%
New York - 98.8%
Build New York City Resource
Corporation,
Revenue (The New York Methodist
Hospital Project)	5.00	7/1/29	650,000		722,014
Build New York City Resource
Corporation,
Revenue (YMCA of Greater New York
Project)	5.00	8/1/40	1,000,000		1,092,400
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/32	1,000,000		1,134,580
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	5.00	7/1/35	2,000,000		2,249,300
Dutchess County Local Development
Corporation,
Revenue (Health Quest Systems, Inc.
Project)	4.00	7/1/41	2,585,000		2,636,338
Glen Cove Local Economic Assistance
Corporation,
Revenue (Garvies Point Public
Improvement Project)	0.00	1/1/45	6,000,000	[a]	1,590,120
Hempstead Local Development
Corporation,
Revenue (Molloy College Project)
(Prerefunded)	5.70	7/1/19	4,865,000	[b]	5,133,061
Hempstead Township Local Development
Corporation,
Revenue (Molloy College Project)	5.00	7/1/34	810,000		899,837
Hudson Yards Infrastructure Corporation,
Revenue	5.75	2/15/47	940,000		1,029,234
Hudson Yards Infrastructure Corporation,
Revenue (Prerefunded)	5.75	2/15/21	1,560,000	[b]	1,738,324
Hudson Yards Infrastructure Corporation
Second Indenture,
Revenue	5.00	2/15/39	2,000,000		2,276,620
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/34	1,500,000		1,674,030
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/36	1,000,000		1,128,230

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
Long Island Power Authority,
Electric System General Revenue	5.00	9/1/37	1,700,000		1,903,745
Long Island Power Authority,
Electric System General Revenue, 1
Month LIBOR + .88%	1.98	11/1/18	1,000,000	[c]	1,000,880
Long Island Power Authority,
Electric System Revenue	5.00	9/1/47	1,000,000		1,128,070
Metropolitan Transportation Authority,
Dedicated Tax Fund Revenue	5.00	11/15/27	3,000,000		3,390,420
Metropolitan Transportation Authority,
Revenue, Refunding	5.00	11/15/28	1,785,000		1,999,450
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/23	1,000,000		1,129,190
Metropolitan Transportation Authority,
Transportation Revenue	6.50	11/15/28	575,000		595,752
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/30	5,000,000		5,720,350
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/37	4,000,000		4,529,960
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/41	965,000		1,065,061
Metropolitan Transportation Authority,
Transportation Revenue	5.00	11/15/43	6,210,000		6,942,594
Metropolitan Transportation Authority,
Transportation Revenue	5.25	11/15/44	2,000,000		2,306,720
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	6.50	11/15/18	110,000	[b]	113,994
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	11/15/22	205,000	[b]	233,753
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	11/15/22	585,000	[b]	667,052
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	11/15/22	715,000	[b]	815,286
Metropolitan Transportation Authority,
Transportation Revenue (Prerefunded)	5.00	11/15/22	5,000,000	[b]	5,701,300
Metropolitan Transportation Authority
Hudson Rail Yards Trust,
Obligations Revenue	5.00	11/15/51	5,000,000		5,431,900
Monroe County Industrial Development
Corp.,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/34	1,100,000		1,229,712
Monroe County Industrial Development
Corp.,
Revenue (The Rochester General
Hospital Projects)	5.00	12/1/35	1,150,000		1,282,837

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project)	5.00	7/1/36	1,000,000		1,154,640
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project) (Prerefunded)	5.00	7/1/21	2,420,000	[b]	2,679,134
Monroe County Industrial Development
Corporation,
Revenue (University of Rochester
Project) (Prerefunded)	5.00	7/1/23	1,000,000	[b]	1,152,040
New York City,
GO	5.25	9/1/25	260,000		264,917
New York City,
GO	5.00	8/1/27	5,000,000		5,833,650
New York City,
GO	5.00	8/1/28	4,000,000		4,459,680
New York City,
GO	5.00	8/1/29	5,000,000		5,508,350
New York City,
GO	5.00	8/1/31	4,000,000		4,578,920
New York City,
GO	5.00	8/1/32	3,940,000		4,525,169
New York City,
GO	5.00	10/1/32	730,000		801,051
New York City,
GO	5.00	8/1/33	12,240,000		13,946,501
New York City,
GO	5.00	8/1/37	3,500,000		3,964,170
New York City Educational Construction
Fund,
Revenue	6.50	4/1/25	3,960,000		4,492,264
New York City Housing Development
Corporation,
Revenue	5.00	7/1/26	2,000,000		2,243,760
New York City Industrial Development
Agency,
PILOT Revenue (Yankee Stadium
Project) (Insured; Assured Guaranty
Corp.)	7.00	3/1/49	5,000,000		5,264,000
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/31	3,000,000		3,221,700
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/31	5,000,000		5,748,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/34	2,000,000		2,258,760
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/38	3,595,000		4,110,739
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.25	6/15/40	2,975,000		3,104,829
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.50	6/15/40	2,500,000		2,625,525
New York City Municipal Water Finance
Authority,
Water and Sewer System Second
General Resolution Revenue	5.00	6/15/45	4,000,000		4,372,600
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/40	3,000,000		3,398,190
New York City Transitional Finance
Authority,
Building Aid Revenue	5.00	7/15/43	5,000,000		5,599,950
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/36	2,000,000		2,252,160
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	11/1/38	3,000,000		3,286,290
New York City Transitional Finance
Authority,
Future Tax Secured Subordinate
Revenue	5.00	2/1/40	4,000,000		4,502,720
New York City Trust for Cultural
Resources,
Revenue (American Museum of Natural
History)	5.00	7/1/32	4,210,000		4,796,116
New York Convention Center
Development Corporation,
Revenue (Hotel Unit Fee Secured)
(Credit Support Agreement; SONYMA)	5.00	11/15/40	1,250,000		1,407,012
New York Convention Center
Development Corporation,
Senior Lien Revenue (Hotel Unit Fee
Secured)	0.00	11/15/47	4,000,000	[a]	1,198,160

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
New York Counties Tobacco Trust VI,
Tobacco Settlement Pass-Through
Bonds	5.00	6/1/45	1,000,000		1,063,820
New York Dormitory Authority,
Revenue, Refunding (Memorial Sloan
Kettering Cancer Center)	5.00	7/1/42	500,000		569,055
New York Liberty Development
Corporation,
Liberty Revenue (4 World Trade Center
Project)	5.00	11/15/44	3,000,000		3,269,100
New York Liberty Development
Corporation,
Liberty Revenue (7 World Trade Center
Project)	5.00	9/15/40	2,000,000		2,211,860
New York Liberty Development
Corporation,
Revenue (3 World Trade Center
Project)	5.00	11/15/44	5,000,000	[d]	5,291,150
New York Liberty Development
Corporation,
Revenue (Goldman Sachs Headquarters
Issue)	5.25	10/1/35	2,000,000		2,462,540
New York State Dormitory Authority,
FHA-Insured Mortgage Hospital
Revenue (Hospital for Special Surgery)	6.00	8/15/38	3,470,000		3,670,809
New York State Dormitory Authority,
Health Center Revenue (Guaranteed;
SONYMA)	5.00	11/15/19	1,000,000		1,003,050
New York State Dormitory Authority,
Revenue (Cornell University)	5.00	7/1/35	2,000,000		2,143,960
New York State Dormitory Authority,
Revenue (Fordham University)	5.00	7/1/41	1,000,000		1,122,900
New York State Dormitory Authority,
Revenue (Icahn School of Medicine at
Mount Sinai)	5.00	7/1/40	1,000,000		1,097,560
New York State Dormitory Authority,
Revenue (Memorial Sloan-Kettering
Cancer Center)	5.00	7/1/23	1,350,000		1,496,488
New York State Dormitory Authority,
Revenue (Mount Sinai School of
Medicine of New York University)
(Prerefunded)	5.50	7/1/19	2,320,000	[b]	2,438,598
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.00	7/1/32	500,000		567,290
New York State Dormitory Authority,
Revenue (New York University
Hospitals Center)	5.00	7/1/34	2,500,000		2,804,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
New York State Dormitory Authority,
Revenue (New York University)	5.00	7/1/45	3,540,000		3,985,297
New York State Dormitory Authority,
Revenue (North Shore - Long Island
Jewish Obligated Group)	5.00	5/1/43	1,300,000		1,434,043
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/36	1,700,000	[d]	1,834,317
New York State Dormitory Authority,
Revenue (Orange Regional Medical
Center Obligated Group)	5.00	12/1/45	1,400,000	[d]	1,489,054
New York State Dormitory Authority,
Revenue (Rochester Institute of
Technology)	5.00	7/1/23	2,000,000		2,237,960
New York State Dormitory Authority,
Revenue (State University of New York
Dormitory Facilities)	5.00	7/1/43	2,500,000		2,791,500
New York State Dormitory Authority,
Revenue (The Bronx-Lebanon Hospital
Center) (LOC; TD Bank) (Prerefunded)	6.50	2/15/19	2,000,000	[b]	2,093,260
New York State Dormitory Authority,
Revenue (The Rockefeller University)	5.00	7/1/40	4,000,000		4,178,800
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/26	1,730,000		1,841,602
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	3/15/31	5,000,000		5,687,250
New York State Dormitory Authority,
State Personal Income Tax Revenue
(General Purpose)	5.00	2/15/39	2,000,000		2,272,160
New York State Dormitory Authority,
State Sales Tax Revenue	5.00	3/15/44	3,000,000		3,365,940
New York State Dormitory Authority,
Third General Resolution Revenue
(State University Educational Facilities
Issue)	5.00	5/15/30	2,000,000		2,230,380
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/27	2,810,000		3,271,261
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/29	2,470,000		2,653,101

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
New York State Environmental Facilities
Corporation,
State Clean Water and Drinking Water
Revolving Funds Revenue (New York
City Municipal Water Finance Authority
Projects - Second Resolution Bonds)	5.00	6/15/41	5,000,000	5,708,900
New York State Environmental Facilities
Corporation,
State Revolving Funds Revenue (Master
Financing Program)	5.00	5/15/30	2,000,000	2,269,600
New York State Mortgage Agency,
Mortgage Revenue	5.00	4/1/28	200,000	201,976
New York State Power Authority,
Revenue	5.00	11/15/31	1,000,000	1,109,550
New York State Thruway Authority,
General Revenue	5.00	1/1/42	1,500,000	1,636,125
New York State Thruway Authority,
General Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	1/1/27	5,000,000	5,013,900
New York State Thruway Authority,
General Revenue Junior Indebtedness
Obligations	5.00	1/1/41	1,000,000	1,113,500
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/34	2,000,000	2,161,100
Niagara Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/40	1,750,000	1,872,972
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 163rd Series)	5.00	7/15/35	5,000,000	5,376,650
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 179th Series)	5.00	12/1/25	2,000,000	2,311,240
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 183rd Series)	5.00	12/15/26	3,000,000	3,454,380
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/32	3,000,000	3,435,600
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/36	2,500,000	2,840,550
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 184th Series)	5.00	9/1/39	2,000,000	2,266,080

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 93rd Series)	6.13	6/1/94	1,955,000		2,358,688
Port Authority of New York and New
Jersey,
Special Project Bonds (JFK
International Air Terminal LLC Project)	6.00	12/1/36	2,000,000		2,198,080
Sales Tax Asset Receivable Corporation,
Sales Tax Asset Revenue	5.00	10/15/31	1,000,000		1,157,570
Suffolk County Economic Development
Corporation,
Revenue (Catholic Health Services of
Long Island Obligated Group Project)	5.00	7/1/22	1,000,000		1,087,070
Suffolk Tobacco Asset Securitization
Corporation,
Tobacco Settlement Asset-Backed
Bonds	6.00	6/1/48	5,000,000		5,006,200
Tender Option Bond Trust Receipts
(Series 2016-XM0367), 07/01/2041,
(New York State Dormitory Authority,
Revenue (The Rockefeller University))
Non-recourse	5.00	7/1/41	4,000,000	[d,e]	4,284,940
Tender Option Bond Trust Receipts
(Series 2016-XM0382), 05/01/2042,
(New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue) Non-recourse	5.00	5/1/42	10,000,000	[d,e]	11,160,300
Triborough Bridge & Tunnel Authority,
Revenue (MTA Bridges & Tunnels)	5.00	11/15/42	2,000,000		2,294,560
Triborough Bridge and Tunnel Authority,
General Purpose Revenue
(Prerefunded)	5.50	1/1/22	2,000,000	[b]	2,238,900
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/38	1,000,000		1,114,000
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/42	3,000,000		3,422,250
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.25	11/15/45	1,500,000		1,728,645
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels)	5.00	11/15/46	6,000,000		6,755,040
Triborough Bridge and Tunnel Authority,
General Revenue (MTA Bridges and
Tunnels) (Prerefunded)	5.00	1/1/22	2,000,000	[b]	2,235,820
TSASC, Inc. of New York,
Senior Tobacco Settlement Bonds	5.00	6/1/41	2,500,000		2,756,550

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 98.8% (continued)
TSASC, Inc. of New York,
Tobacco Settlement Subordinate Bonds	5.00	6/1/48	3,000,000	2,971,590
Utility Debt Securitization Authority,
Revenue	5.00	12/15/40	3,000,000	3,488,850
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/34	3,700,000	4,292,148
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/35	1,750,000	2,024,470
Utility Debt Securitization Authority of
New York,
Restructuring Bonds	5.00	12/15/35	8,000,000	9,253,600
Westchester Tobacco Asset Securitization
Corporation,
Tobacco Settlement Bonds	5.00	6/1/41	1,500,000	1,624,560
Western Nassau County Water Authority,
Water System Revenue	5.00	4/1/40	1,000,000	1,107,870
				371,156,365
U.S. Related - 1.6%
Guam,
Hotel Occupancy Tax Revenue	5.25	11/1/18	1,100,000	1,124,420
Guam,
Hotel Occupancy Tax Revenue	5.50	11/1/19	1,000,000	1,056,700
Guam Waterworks Authority,
Water and Wastewater System
Revenue (Prerefunded)	5.63	7/1/20	1,000,000 [b]	1,091,210
Puerto Rico Highway & Transportation
Authority,
Highway Revenue (Insured; Assured
Guaranty Municipal Corporation)	5.25	7/1/33	2,405,000	2,606,250
				5,878,580
Total Investments (cost $367,514,445)			100.4%	377,034,945
Liabilities, Less Cash and Receivables			(0.4%)	(1,505,540)
Net Assets			100.0%	375,529,405
LIBOR—London Interbank Offered Rate

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Variable rate security—rate shown is the interest rate in effect at period end.
d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2018, these securities were valued at $24,059,761 or 6.41% of net assets.
e Collateral for floating rate borrowings.

STATEMENT OF INVESTMENTS

Dreyfus New York AMT-Free Municipal Bond Fund

February 28, 2018 (Unaudited)

The following is a summary of the inputs used as of February 28, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	-	377,034,945	-	377,034,945
Liabilities ($)
Floating Rate Notes††	-	(8,000,000)	-	(8,000,000)

†    See Statement of Investments for additional detailed categorizations.

†† Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Inverse Floater Securities: The fund participates in secondary inverse floater structures in which fixed-rate, tax-exempt municipal bonds are transferred to a trust (the “Inverse Floater Trust”). The Inverse Floater Trust typically issues two variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One of these variable rate securities pays interest based on a short-term floating rate set by a remarketing agent at predetermined intervals (“Trust Certificates”). A residual interest tax-exempt security is also created by the Inverse Floater Trust, which is transferred to the fund, and is paid interest based on the remaining cash flows of the Inverse Floater Trust, after payment of interest on the other securities and various expenses of the Inverse Floater Trust. An Inverse Floater Trust may be collapsed without the consent of the fund due to certain termination events such as bankruptcy, default or other credit event.

The fund accounts for the transfer of bonds to the Inverse Floater Trust as secured borrowings, with the securities transferred remaining in the fund’s investments, and the Trust Certificates reflected as fund liabilities in the Statement of Assets and Liabilities.

The fund may invest in inverse floater securities on either a non-recourse or recourse basis. These securities are typically supported by a liquidity facility provided by a bank or other financial institution (the “Liquidity Provider”) that allows the holders of the Trust Certificates to tender their certificates in exchange for payment from the Liquidity Provider of par plus accrued interest on any business day prior to a termination event. When the fund invests in inverse floater securities on a non-recourse basis, the Liquidity

NOTES

Provider is required to make a payment under the liquidity facility due to a termination event to the holders of the Trust Certificates. When this occurs, the Liquidity Provider typically liquidates all or a portion of the municipal securities held in the Inverse Floater Trust. A liquidation shortfall occurs if the Trust Certificates exceed the proceeds of the sale of the bonds in the Inverse Floater Trust (“Liquidation Shortfall”). When a fund invests in inverse floater securities on a recourse basis, the fund typically enters into a reimbursement agreement with the Liquidity Provider where the fund is required to repay the Liquidity Provider the amount of any Liquidation Shortfall. As a result, a fund investing in a recourse inverse floater security bears the risk of loss with respect to any Liquidation Shortfall.

At February 28, 2018, accumulated net unrealized appreciation on investments was $9,520,500, consisting of $13,016,468 gross unrealized appreciation and $3,495,968 gross unrealized depreciation.

At February 28, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 16, 2018

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 16, 2018

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)